Note 15 - Research and Development Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Research and Development Expenses [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Salary and employee benefits	$711	$317	$1,154	$571
Consultants and subcontractors	100	25	177	48
Depreciation	4	-	8	-
Clinical trials	-	-	-	19
Expenses - other	63	50	178	74
Total	$878	$392	$1,517	$712

	December 31
	2023	2022

Salary and employee benefits	$527	$944
Consultants and subcontractors	99	152
Depreciation and amortization	-	14
Clinical trials	3	60
Expenses - other	112	129
	741	1,299
Less – grants received	-	-
Total	$741	$1,299